Item 1. Report to Shareholders

T. Rowe Price Equity Income Portfolio

Certified Financials

Financial Highlights
T. Rowe Price Equity Income Portfolio
Certified Financials
(Unaudited)

                                 For a share outstanding throughout each period
--------------------------------------------------------------------------------

Equity Income
shares        6 Months        Year
                 Ended       Ended
               6/30/03    12/31/02   12/31/01   12/31/00   12/31/99   12/31/98

NET ASSET
VALUE

Beginning
of period      $  16.36   $  19.17   $  19.55   $  18.73   $  19.25   $  18.59

Investment
activities

  Net
  investment
  income (loss)    0.14       0.29       0.28       0.37       0.38       0.39

  Net realized
  and
  unrealized
  gain (loss)      1.43      (2.79)     (0.02)      1.95       0.33       1.27

  Total from
  investment
  activities       1.57      (2.50)      0.26       2.32       0.71       1.66

Distributions

  Net investment
  income          (0.13)     (0.29)     (0.28)     (0.37)     (0.38)     (0.39)

  Net realized
  gain             --        (0.02)     (0.36)     (1.13)     (0.85)     (0.61)

  Total
  distributions   (0.13)     (0.31)     (0.64)     (1.50)     (1.23)     (1.00)

NET ASSET VALUE

End of
period         $  17.80   $  16.36   $  19.17   $  19.55   $  18.73   $  19.25
--------------------------------------------------------------------------------

Ratios/
Supplemental
Data

Total
return^            9.65%    (13.12%)     1.46%     13.05%      3.72%      9.07%

Ratio of total
expenses to
average net
assets             0.85%!     0.85%      0.85%      0.85%      0.85%      0.85%

Ratio of net
investment
income (loss)
to average
net assets         1.68%!     1.66%      1.50%      1.98%      1.90%      2.15%

Portfolio
turnover
rate                4.5%!     17.1%      17.2%      38.7%      32.6%      18.2%

Net assets,
end of
period (in
thousands)     $862,903   $753,065   $775,573   $645,106   $595,433   $526,952

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

                                 For a share outstanding throughout each period
--------------------------------------------------------------------------------

Equity Income-II shares                           6 Months              4/30/02
                                                     Ended              Through
                                                   6/30/03             12/31/02

NET ASSET VALUE

Beginning of period                        $         16.35      $       19.43

Investment activities

  Net investment income                               0.10               0.21

  Net realized and unrealized gain (loss)             1.44              (3.08)

Total from investment activities                      1.54              (2.87)

Distributions

  Net investment income                              (0.11)             (0.21)

NET ASSET VALUE

End of period                              $         17.78      $       16.35
                                           ---------------      ---------------

Ratios/Supplemental Data

Total return^                                       9.46%              (14.79%)

Ratio of total expenses to
average net assets                                  1.10%!               1.10%!

Ratio of net investment
income (loss) to average
net assets                                          1.53%!               2.15%!

Portfolio turnover rate                              9.0%!               17.1%!

Net assets, end of period
(in thousands)                             $        18,242      $         672

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

Statement of Net Assets
T. Rowe Price Equity Income Portfolio
Certified Financials
June 30, 2003 (Unaudited)

                                                Shares/Par                Value
--------------------------------------------------------------------------------
                                                                   In thousands

Common Stocks  95.2%

CONSUMER DISCRETIONARY  16.1%

Automobiles  0.3%

Ford Motor                                         262,400      $         2,884

                                                                          2,884

Distributors  0.7%

Genuine Parts                                      184,650                5,911

                                                                          5,911

Hotels, Restaurants & Leisure  2.8%

Hilton                                             444,100                5,680

McDonald's                                         498,300               10,992

Starwood Hotels & Resorts

  Worldwide, REIT                                  291,705                8,340

                                                                         25,012

Household Durables  1.7%

Black & Decker                                      76,700                3,333

Fortune Brands                                     153,600                8,018

Stanley Works                                      134,000                3,698

                                                                         15,049

Leisure Equipment & Products  1.5%

Eastman Kodak                                      245,400                6,712

Hasbro                                             375,000                6,559

                                                                         13,271

Media  6.6%

AOL Time Warner *                                  803,200               12,923

Comcast, Class A *                                 290,463                8,766

Disney                                             553,600               10,934

Dow Jones                                          232,000                9,983

Knight-Ridder                                      135,200                9,319

New York Times, Class A                             64,300                2,926

Reader's Digest, Class A                           232,200                3,130

                                                                         57,981

Multiline Retail  0.7%

J.C. Penney                                         48,100                  810

May Department Stores                              235,700                5,247

                                                                          6,057

Specialty Retail  1.8%

Home Depot                                         326,900               10,827

Toys "R" Us *                                      385,100                4,667

                                                                         15,494

Total Consumer Discretionary                                            141,659


CONSUMER STAPLES  6.8%

Beverages  0.7%

Brown-Forman, Class B                               77,400      $         6,085

                                                                          6,085

Food Products  2.4%

Campbell Soup                                      304,700                7,465

General Mills                                      135,200                6,410

Hershey Foods                                       27,200                1,895

Kellogg                                             73,900                2,540

McCormick                                           93,700                2,548

                                                                         20,858

Household Products  1.5%

Clorox                                             133,400                5,690

Kimberly-Clark                                     153,700                8,014

                                                                         13,704

Personal Products  0.7%

Gillette                                           190,400                6,066

                                                                          6,066

Tobacco  1.5%

Altria Group                                       134,500                6,112

UST                                                197,800                6,929

                                                                         13,041

Total Consumer Staples                                                   59,754

ENERGY  9.7%

Energy Equipment & Services  1.0%

Baker Hughes                                        91,400                3,068

Schlumberger                                       114,400                5,442

                                                                          8,510

Oil & Gas  8.7%

Amerada Hess                                       171,900                8,454

BP ADR                                             233,196                9,799

ChevronTexaco                                      232,076               16,756

Exxon Mobil                                        528,622               18,983

Marathon Oil                                       152,800                4,026

Royal Dutch Petroleum ADS                          253,300               11,809

Unocal                                             249,000                7,144

                                                                         76,971

Total Energy                                                             85,481

FINANCIALS  18.0%

Capital Markets  2.5%

J.P. Morgan Chase                                  262,570      $         8,975

Mellon Financial                                   316,700                8,788

Northern Trust                                     113,700                4,752

                                                                         22,515

Commercial Banks  5.8%

Bank of America                                    116,400                9,199

Bank One                                           325,127               12,088

FleetBoston Financial                              375,817               11,166

Mercantile Bankshares                              152,850                6,019

National City                                      147,900                4,838

Wells Fargo                                        110,360                5,562

Wilmington Trust, Series A                          76,200                2,236

                                                                         51,108

Consumer Finance  1.2%

American Express                                   251,700               10,523

                                                                         10,523

Diversified Financial Services  1.3%

Citigroup                                          173,164                7,411

Moody's                                             69,600                3,669

                                                                         11,080

Insurance  5.7%

American International Group                        81,912                4,520

Aon                                                124,300                2,993

Chubb                                              124,400                7,464

John Hancock Financial Services                    110,438                3,394

Lincoln National                                   211,647                7,541

Prudential Financial                                77,500                2,608

SAFECO                                             268,000                9,455

St. Paul Companies                                 169,276                6,180

UnumProvident                                      478,700                6,419

                                                                         50,574

Real Estate  0.7%

Simon Property Group, REIT                         152,336                5,946

                                                                          5,946

Thrifts & Mortgage Finance  0.8%

Fannie Mae                                         107,900                7,277

                                                                          7,277

Total Financials                                                        159,023



HEALTH CARE  9.4%

Health Care Equipment & Supplies  1.3%

Baxter International                               266,800      $         6,937

Becton, Dickinson                                  114,400                4,444

                                                                         11,381

Health Care Providers & Services  0.8%

CIGNA                                              146,600                6,882

                                                                          6,882

Pharmaceuticals  7.3%

Abbott Laboratories                                117,400                5,137

Bristol-Myers Squibb                               550,100               14,935

Merck                                              371,900               22,519

Schering-Plough                                    496,800                9,241

Wyeth                                              276,300               12,585

                                                                         64,417

Total Health Care                                                        82,680


INDUSTRIALS & BUSINESS SERVICES  14.6%

Aerospace & Defense  4.1%

Boeing                                             132,300                4,541

Honeywell International                            570,100               15,307

Lockheed Martin                                     86,000                4,091

Raytheon                                           137,000                4,499

Rockwell Collins                                   320,500                7,894

                                                                         36,332

Commercial Services & Supplies  1.9%


Dun & Bradstreet *                                  97,400                4,003

R.R. Donnelley                                     145,800                3,811

Waste Management                                   362,072                8,723

                                                                         16,537

Electrical Equipment  3.0%

Cooper Industries                                  277,367               11,455

Emerson Electric                                    84,400                4,313

Hubbell, Class B                                   162,800                5,389

Rockwell Automation                                226,600                5,402

                                                                         26,559

Industrial Conglomerates  2.2%

GE                                                 552,400               15,843

Tyco International                                 181,900                3,452

                                                                         19,295

Machinery  1.4%

Eaton                                               54,100                4,253

Pall                                               358,600                8,068

                                                                         12,321

Road & Rail  2.0%

Norfolk Southern                                   323,600      $         6,213

Union Pacific                                      192,600               11,175

                                                                         17,388

Total Industrials & Business Services                                   128,432


INFORMATION TECHNOLOGY  4.2%

Communications Equipment  1.3%

Cisco Systems *                                    229,200                3,825

Lucent Technologies *                              863,800                1,754

Motorola                                           620,300                5,849

                                                                         11,428

Computer & Peripherals  1.3%

Hewlett-Packard                                    533,836               11,371

                                                                         11,371

Office Electronics  0.2%

Xerox *                                            176,400                1,868

                                                                          1,868

Semiconductor & Semiconductor
Equipment  0.6%

Agere Systems Class A *                            518,547                1,208

Agere Systems Class B *                            190,141                  438

Texas Instruments                                  221,100                3,891

                                                                          5,537

Software  0.8%

Microsoft                                          284,700                7,291

                                                                          7,291

Total Information Technology                                             37,495


MATERIALS  5.3%

Chemicals  3.6%

Dow Chemical                                       268,300                8,307

DuPont                                             238,200                9,919

Great Lakes Chemical                               211,100                4,306

Hercules *                                         358,000                3,544

International Flavors
  & Fragrances                                     180,000                5,747

                                                                         31,823

Metals & Mining  0.2%

Alcoa                                               57,200                1,459

                                                                          1,459

Paper & Forest Products  1.5%

International Paper                                315,953      $        11,289

MeadWestvaco                                        79,400                1,961

                                                                         13,250

Total Materials                                                          46,532


TELECOMMUNICATION SERVICES  6.4%

Diversified Telecommunication Services  6.4%

Alltel                                             171,900      $         8,289

AT&T                                               305,140                5,874

Qwest Communications
  International *                                1,610,900                7,700

SBC Communications                                 396,868               10,140

Sprint                                             458,400                6,601

Verizon Communications                             445,542               17,576

Total Telecommunication Services                                         56,180


UTILITIES  4.7%

Electric Utilities  2.8%

Constellation Energy Group                         271,400                9,309

FirstEnergy                                        138,620                5,330

PPL                                                 61,070                2,626

TXU                                                316,200                7,099

                                                                         24,364

Gas Utilities  0.8%

NiSource                                           366,600                6,965

                                                                          6,965

Multi-Utilities & Unregulated Power  1.1%

Duke Energy                                        357,100                7,124

El Paso Energy                                     369,400                2,985

                                                                         10,109

Total Utilities                                                          41,438

Total Common Stocks (Cost  $843,954)                                    838,674


CONVERTIBLE PREFERRED STOCKS  0.8%

Ford Motor Company
  Capital Trust II                                  43,000                1,868

Lucent Technologies                                  5,035                5,134

Total Convertible Preferred
Stocks (Cost $5,990)                                                      7,002


Short-Term Investments  3.5%

Money Market Fund  3.5%

T. Rowe Price Reserve Investment
  Fund, 1.16% #                                 31,159,925               31,160

Total Short-Term Investments
(Cost  $31,160)                                                          31,160

                                                                          Value
--------------------------------------------------------------------------------
                                                                   In thousands

Total Investments in Securities

99.5% of Net Assets (Cost $881,104)                        $            876,836

Other Assets Less Liabilities                                             4,309

NET ASSETS                                                 $            881,145
                                                           --------------------

Net Assets Consist of:

Undistributed net investment
income (loss)                                              $                356

Undistributed net realized gain (loss)                                   (7,583)

Net unrealized gain (loss)                                               (4,268)

Paid-in-capital applicable
to 49,511,417 shares of $0.0001 par
value capital stock outstanding;
1,000,000,000 shares of the
Corporation authorized                                                  892,640

NET ASSETS                                                 $            881,145
                                                           --------------------

NET ASSET VALUE PER SHARE

Equity Income shares
($862,903,062/48,485,472
shares outstanding)                                        $              17.80
                                                           --------------------

Equity Income-II shares
($18,241,707/1,025,945
shares outstanding)                                        $              17.78
                                                           --------------------


#    Seven-day yield

*    Non-income producing

ADR  American Depository Receipts

ADS  American Depository Shares

REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Equity Income Portfolio
Certified Financials
(Unaudited)
In thousands

                                                                       6 Months
                                                                          Ended
                                                                        6/30/03

Investment Income (Loss)

Income

  Dividend                                                                9,618

  Income distributions from mutual funds                                    175

  Interest                                                                    2

  Total income                                                            9,795

Expenses

  Investment management and administrative                                3,293

  Distribution-Equity Income-II shares                                       13

  Total expenses                                                          3,306

Net investment income (loss)                                              6,489

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                    2,550

Change in net unrealized gain (loss) on securities                       67,045

Net realized and unrealized gain (loss)                                  69,595

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $             76,084
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Equity Income Portfolio
Certified Financials
(Unaudited)
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/03             12/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $         6,489      $        13,115

  Net realized gain (loss)                           2,550              (10,287)

  Change in net unrealized gain (loss)              67,045             (120,297)

  Increase (decrease) in net assets
  from operations                                   76,084             (117,469)

Distributions to shareholders

  Net investment income

    Equity Income shares                            (6,155)             (13,137)

    Equity Income-II shares                            (99)                  (2)

  Net realized gain

    Equity Income shares                              --                   (852)

  Decrease in net assets from distributions         (6,254)             (13,991)

Capital share transactions *

  Shares sold

    Equity Income shares                            88,838              238,854

    Equity Income-II shares                         17,395                  837

  Distributions reinvested

    Equity Income shares                             6,155               13,967

    Equity Income-II shares                             99                    2

  Shares redeemed

    Equity Income shares                           (53,317)            (143,883)

    Equity Income-II shares                         (1,592)                (153)

  Increase (decrease) in net assets from
  capital share transactions                        57,578              109,624

Net Assets

Increase (decrease) during period                  127,408              (21,836)

Beginning of period                                753,737              775,573

End of period                              $       881,145      $       753,737
                                           ---------------      ---------------

*Share information

  Shares sold

    Equity Income shares                             5,412               13,205

    Equity Income-II shares                          1,077                   50

  Distributions reinvested

    Equity Income shares                               366                  808

    Equity Income-II shares                              6                 --

  Shares redeemed

    Equity Income shares                            (3,321)              (8,450)

    Equity Income-II shares                            (98)                  (9)

  Increase (decrease) in shares outstanding          3,442                5,604

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Equity Income Portfolio
Certified Financials
June 30, 2003 (Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Income Portfolio (the fund) is a diversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The fund has two classes of shares: Equity Income Portfolio, offered since March 31, 1994, and Equity Income Portfolio-II, offered since April 30, 2002. Equity Income-II sells its shares only through financial intermediaries, which it compensates for distribution and certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less then one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Premiums and Discounts
Premiums and discounts on debt securities are amortized for financial reporting purposes.

Class Accounting
Equity Income II pays distribution and administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average net assets. Management and administrative fee expense, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Income distributions are declared and paid by each class on a quarterly basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than short-term securities, aggregated $78,577,000 and $33,856,000, respectively, for the six months ended June 30, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2003.

For tax purposes, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year; consequently, $6,519,000 of realized losses recognized for financial reporting purposes in the year ended December 31, 2002 were recognized for tax purposes on January 1, 2003. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2002, the fund had $3,767,000 of unused capital loss carryforwards that expire in 2010.

At June 30, 2003, the cost of investments for federal income tax purposes was $881,104,000. Net unrealized gain loss aggregated $4,268,000 at period-end, of which $91,650,000 related to appreciated investments and $95,918,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.85% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At June 30, 2003, $696,000 was payable under the agreement.

The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2003, totaled $175,000.

Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     August 22, 2003